OPTIMUM FUND TRUST

Optimum Fixed Income Fund
Optimum International Fund
Optimum Large Cap Growth Fund
Optimum Large Cap Value Fund
Optimum Small-Mid Cap Growth Fund
Optimum Small-Mid Cap Value Fund
(the "Funds")

Supplement to the Funds' Statement of Additional Information
 dated July 29, 2016

The following replaces the information in the section of the Funds' statement of additional information entitled "Management of the Trust":
Management of the Trust
Trustees and officers
The business and affairs of the Trust are managed under the direction of its Board. Certain officers and Trustees of the Trust hold identical positions in each of the funds in the Delaware Investments® family of investment companies (each a "Delaware Investments Fund" and collectively, the "Delaware Investments Funds"). The Trust's Trustees and principal officers are noted below along with their birthdates and their business experience for the past five years. The Trustees serve for indefinite terms until their resignation, death, or removal.
As of December 31, 2016, the officers and Trustees of the Trust directly owned less than 1% of the outstanding shares of each Class of each Fund.

Name, Address and Birthdate	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex[1] Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee
Interested Trustees
Matt Audette[2] 2005 Market Street Philadelphia, PA 19103 May 1974	Trustee	Dec. 16, 2016 to present	6	Chief Financial Officer and Managing Director — LPL Financial LLC (2015–Present) Chief Financial Officer – E*TRADE Financial Corporation (2011–2015)	None
Shawn K. Lytle[2,4] 2005 Market Street Philadelphia, PA 19103 February 1970	Trustee, President and Chief Executive Officer	Trustee since Oct. 14, 2015 President and Chief Executive Ofﬁcer since June 18, 2015	6	Mr. Lytle has served as President of Delaware Investments[3,4] since June 2015 and was the Regional Head of Americas for UBS Global Asset Management from 2010 through 2015.	Trustee — Delaware Investments® Family of Funds (62 Funds) (September 2015–Present)

Name, Address and Birthdate	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex[1] Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee
Independent Trustees
Robert J. Christian 2005 Market Street Philadelphia, PA 19103 Feb. 1949	Chairman and Trustee	Nov. 1, 2007 to present	6	Private Investor (2006–Present) Chief Investment Ofﬁcer — Wilmington Trust Corp. (1996–2006)	Trustee — Fund Vantage Trust (34 mutual funds) (2007–Present)
Durant Adams Hunter 2005 Market Street Philadelphia, PA 19103 Nov. 1948	Trustee	July 17, 2003 to present	6	Managing Partner — Ridgeway Partners (Executive recruiting) (2004–Present)	None
Pamela J. Moret 2005 Market Street Philadelphia, PA 19103 Feb. 1956	Trustee	Oct. 1, 2013 to present	6	Private Investor (2015–Present) Chief Executive Ofﬁcer — brightpeak ﬁnancial (2011–2015) Senior Vice President Thrivent Financial for Lutherans (2002–2015)	Director — Blue Cross Blue Shield of Minnesota (2014–Present)
Stephen P. Mullin 2005 Market Street Philadelphia, PA 19103 Feb. 1956	Trustee	July 17, 2003 to present	6	President — Econsult Solutions, Inc. (2013–Present) Senior Vice President — Econsult Corp. (Economic consulting) (2000–2012)	None
Robert A. Rudell 2005 Market Street Philadelphia, PA 19103 Sept. 1948	Trustee	July 17, 2003 to present	6	Private Investor (2002–Present)	Director and Independent Chairman — Heartland Funds (3 mutual funds) (2005–Present)
Jon Socolofsky	Trustee	July 17, 2003 to	6	President — H&S	None

Name, Address and Birthdate	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex[1] Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee
2005 Market Street Philadelphia, PA 19103 March 1946		present		Enterprises of Minocqua, LLC (Commercial real estate developer) (2005–Present) Private Investor (2002–Present)
Susan M. Stalnecker 2005 Market Street Philadelphia, PA 19103 Jan. 1953	Trustee	Dec. 14, 2016 to present	6	Vice President – Productivity & Shared Services — E.I. du Pont de Nemours and Company (2012–2016) Vice President and Treasurer — E.I. du Pont de Nemours and Company (2006–2012)	Trustee — Duke University Health System, Audit Committee member (2010–Present) Director — Leidos (2016–Present)
Officers
David F. Connor 2005 Market Street Philadelphia, PA 19103 December 1963	Senior Vice President, General Counsel, and Secretary	Senior Vice President since May 2013; General Counsel since May 2015; Secretary since October 2005	6	David F. Connor has served in various capacities at different times at Delaware Investments.[3]	None[4]
Daniel V. Geatens 2005 Market Street Philadelphia, PA 19103 October 1972	Vice President and Treasurer	Sept. 20, 2007 to present	6	Daniel V. Geatens has served in various capacities at different times at Delaware Investments.[3]	None[4]
Richard Salus 2005 Market Street Philadelphia, PA 19103 October 1963	Senior Vice President and Chief Financial Officer	Jan. 1, 2006 to present	6	Richard Salus has served in various executive capacities at different times at Delaware Investments.[3]	None[4]

Name, Address and Birthdate	Position(s) Held with the Trust	Length of Time Served	Number of Funds in Fund Complex[1] Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee

1 The term "Fund Complex" refers to the Trust's Funds.
2 "Interested persons" of the Funds by virtue of their executive and management positions or relationships with the Funds' service providers or sub-service providers.
3 Delaware Investments® is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Funds' Manager, principal underwriter, and transfer agent.
4 Messrs. Lytle, Connor, Salus and Geatens also serve in similar capacities for the Delaware Investments Family of Funds, a fund complex that has the same Manager, principal underwriter and transfer agent as the Trust.

The following table shows each Trustee's ownership of shares of in each Fund and of in the Optimum Funds complex in the aggregate as of Dec. 31, 2016.

Name	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies[1]
Interested Trustees
Matthew J. Audette[2]	None	None
Shawn K. Lytle	None	None
Independent Trustees
Durant A. Hunter	Optimum Large Cap Growth Fund $10,001-$50,000	$10,001-$50,000
Optimum Large Cap Value Fund $10,001-$50,000
Optimum Small-Mid Cap Growth Fund $1-$10,000
Optimum Small-Mid Cap Value Fund $1-$10,000
Optimum International Fund $1-$10,000
Optimum Fixed Income Fund None
Pamela J. Moret	Optimum Large Cap Growth Fund $1-$10,000	$10,001-$50,000
Optimum Large Cap Value Fund $1-$10,000

Name	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies[1]

Optimum Small-Mid Cap Growth Fund $1-$10,000
Optimum Small-Mid Cap Value Fund $1-$10,000
Optimum International Fund $1-$10,000
Optimum Fixed Income Fund $1-$10,000
Stephen P. Mullin	Optimum Large Cap Growth Fund: $10,001 - $50,000	Over $100,000
Optimum Large Cap Value Fund: $10,001 - $50,000
Optimum Small-Mid Cap Growth Fund: $1 - $10,000
Optimum Small-Mid Cap Value Fund: $1 - $10,000
Optimum International Fund: $1 - $10,000
Optimum Fixed Income Fund: $50,001-$100,000
Robert A. Rudell	Optimum Large Cap Growth Fund: $50,001-$100,000	Over $100,000
Optimum Large Cap Value Fund: $50,001-$100,000
Optimum Small-Mid Cap Growth Fund: $10,001 - $50,000
Optimum Small-Mid Cap Value Fund: $10,001 - $50,000
Optimum International Fund: $10,001 - $50,000
Optimum Fixed Income Fund: $10,001 - $50,000
Jon E. Socolofsky	Optimum Large Cap Growth Fund: $10,001 - $50,000	$50,001 - $100,000

Name	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies[1]
Optimum Large Cap Value Fund: $10,001 - $50,000
Optimum Small-Mid Cap Growth Fund: $1 - $10,000
Optimum Small-Mid Cap Value Fund: $1 - $10,000
Optimum International Fund: $1 - $10,000
Optimum Fixed Income Fund: None
Susan M. Stalnecker[3]	None	None
Robert J. Christian	Optimum Large Cap Growth Fund: $10,001 - $50,000	Over $100,000
Optimum Large Cap Value Fund: $10,001 - $50,000
Optimum Small-Mid Cap Growth Fund: $10,001 - $50,000
Optimum Small-Mid Cap Value Fund: $10,001 - $50,000
Optimum International Fund: $10,001 - $50,000
Optimum Fixed Income Fund: $10,001 - $50,000

[1]	The ranges for equity securities ownership by each Trustee are: none; $1-$10,000; $10,001-$50,000; $50,001-$100,000; or over $100,000.
[2]	Mr. Audette joined the Board effective Dec. 16, 2016. As of the date he joined the Board, Mr. Audette did not own shares of any Optimum Fund.
[3]	Ms. Stalnecker joined the Board effective Dec. 14, 2016. As of the date she joined the Board, Ms. Stalnecker did not own shares of any Optimum Fund.

The following table describes the aggregate compensation received by each Trustee from the Trust entitled to receive compensation for the Trust's last fiscal year. Only the Trustees of the Trust who are not "interested persons" as defined by the 1940 Act (the "Independent Trustees") receive compensation from the Trust.

Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation from the Investment Companies in the Fund Complex[1]
Durant A. Hunter	$83,375	None	$83,375
Pamela J. Moret	$81,375	None	$81,375
Stephen P. Mullin	$81,375	None	$81,375
Robert A. Rudell	$89,125	None	$89,125
Jon E. Socolofsky	$94,125	None	$94,125
Susan M. Stalnecker[2]	None	None	None
Robert J. Christian	$104,250	None	$104,250

[1]
As of Jan. 1, 2016, each independent Trustee receives a total annual retainer fee of $62,000 for serving as a Trustee, plus $5,000 for each full, in-person Board Meeting that an independent Trustee participates in ($2,000 per telephonic meeting). Members of the Audit Committee (other than the Chairman) receive additional annual compensation of $11,000. In addition, the chairman of the Audit Committee receives an annual retainer of $16,000. Members of the Nominating Committee (other than the chairman) receive additional annual compensation of $4,500. In addition, the chairman of the Nominating Committee receives an annual retainer of $6,500. The Independent Chairman receives an additional annual retainer of $20,000.

[2]	Ms. Stalnecker joined the Board effective Dec. 14, 2016.

Board Leadership Structure

Board Chairman: Mr. Christian, an Independent Trustee, serves as Chairman of the Board. The Chairman, in consultation with Fund management, counsel and the other Trustees, proposes Board agenda topics, actively participates in developing Board meeting agendas, and ensures that appropriate and timely information is provided to the Board in connection with Board meetings. The Chairman also conducts meetings of the Board. The Chairman also generally serves as a liaison between outside Trustees, Fund officers and counsel.

Chief Executive Officer: Mr. Lytle, an Interested Trustee, serves as the Chief Executive Officer of the Trust. The Board believes that having a representative of Fund management as the Trust's CEO is beneficial to the Trust. Mr. Lytle is President of Delaware Investments and helps oversee the day-to-day business affairs affecting the Manager and the Funds. Accordingly, his participation in the Board's deliberations would help assure that the Board's decisions are informed and appropriate. Mr. Lytle's proposed presence on the Board would ensure that the Board's decisions are accurately communicated to and implemented by Fund management.

Size and composition of Board: The Board is currently comprised of nine Trustees. The Trustees believe that the current and proposed size of the Board is conducive to Board interaction, dialogue and debate, resulting in an effective decision-making body. The Board is comprised of Trustees with a variety of professional backgrounds. The Board believes that the skill sets of its members are complementary and add to the overall effectiveness of the Board.

Committees: The Board has established committees, each of which focuses on a particular substantive area and provides reports and recommendations to the full Board. The committee structure enables the Board to manage efficiently and effectively the large volume of information relevant to the Board's oversight of the Funds. The committees benefit from the professional expertise of their members. At the same time, membership on a committee enhances the expertise of its members and benefits the overall effectiveness of the Board.
The Board has the following committees:
Audit Committee: This committee monitors accounting and financial reporting policies and practices, and internal controls for the Trust. It also oversees the quality and objectivity of the Trust's financial statements and the independent audit thereof, and acts as a liaison between the Trust's independent registered public accounting firm and the full Board. The Trust's Audit Committee consists of the following four Independent Trustees: Jon E. Socolofsky, Chairperson; Robert J. Christian; Robert A. Rudell; and Susan M. Stalnecker.  The Audit Committee held 5 meetings during the Trust's last fiscal year.
Nominating and Governance Committee: The Nominating and Governance Committee recommends Board members for vacancies and considers the qualifications of Board members. In reaching its determination that an individual should serve or continue to serve as a Trustee of the Trust, the committee considers, in light of the Trust's business and structure, the individual's experience, qualifications, attributes and skills (the "Selection Factors"). No one Selection Factor is determinative, but some of the relevant factors that have been considered include: (i) the Trustee's business and professional experience and accomplishments, including prior experience in the financial services industry or on other boards; (ii) the ability to work effectively and collegially with other people; and (iii) how the Trustee's background and attributes contribute to the overall mix of skills and experience on the Board as a whole. Information on the business activities of the Trustees during the past five years appears in this SAI, and it is believed that the specific background of each Trustee demonstrates that each Trustee has appropriate Selection Factors to evidence the Trustee's ability to serve on the Board. In particular, Messrs. Audette, Christian, Socolofsky, Rudell, Lytle and Ms. Moret have each held senior management positions at major financial services firms, and each of these individuals has had experience dealing with mutual funds and / or asset managers prior to becoming Trustees. Mr. Mullin is an economist who teaches at Drexel University, and he is currently a principal in an economic consulting firm. He also was previously the Finance Director for the City of Philadelphia. Mr. Hunter is an executive recruiter and is currently a partner in an executive search and board services firm. He focuses on investment management. Ms. Stalnecker was employed by E.I. du Pont de Nemours & Co., serving in numerous senior roles during her tenure, including Vice President and Treasurer, and most recently as Vice President of Corporate Productivity and Hospitality. She also is currently a Trustee and member of the Audit Committee for the Duke University Health System. The Nominating and Governance Committee held 4 meetings during the last fiscal year.

Board role in risk oversight: The Board performs a risk oversight function for the Trust consisting, among other things, of the following activities: (1) receiving and reviewing reports related to the performance and operations of the Funds of the Trust; (2) reviewing, approving, or modifying as applicable, the compliance policies and procedures of the Trust; (3) meeting with portfolio management teams to discuss portfolio performance, including investment risk; (4) addressing security valuation risk in connection with its review of fair valuation decisions made by Fund management pursuant to Board-approved procedures; (5) meeting with representatives of key service providers, including the Manager, the Sub-Advisors, the Distributor, the Transfer Agent, the custodian and the independent public accounting firm of the Trust, to review and discuss the activities of the Funds of the Trust and to provide direction with respect thereto; and (6) engaging the services of the Chief Compliance Officer of the Funds of the Trust to test the compliance procedures of the Trust and its service providers. The Trustees perform this risk oversight function throughout the year in connection with each quarterly Board meeting. In addition, the Audit Committee reviews valuation procedures and results with the Funds' auditors in connection with such Committee's review of the results of the audit or each Fund's year-end financial statements, and meets with the Manager's internal audit and risk-management personnel on a quarterly basis to review the reports on their examinations of functions and processes affecting the Funds.  Because risk is inherent in the operation of any business endeavor, and particularly in connection with the making of financial investments, there can be no assurance that the Board's approach to risk oversight will be able to minimize or even mitigate any particular risk. Each Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

Effective April 1, 2017, the following replaces the information in the first and third tables of the Funds' statement of additional information under the section entitled "Investment Manager and Other Service Providers – Investment Manager":

As compensation for services rendered under the Agreement, the Manager is entitled to receive an annual fee equal to the following percentage rates of the average daily net assets of each Fund:

Management Fee
Fund	(annual rate as a percentage of average daily net assets)
Optimum Large Cap Growth Fund	0.7500% of assets up to $500 million
0.7000% of assets from $500 million to $1 billion
0.6500% of assets from $1 billion to $1.5 billion
0.6250% of assets from $1.5 billion to $2 billion
0.6000% of assets from $2 billion to $2.5 billion
0.5750% of assets from $2.5 billion to $5 billion
0.5500% of assets over $5 billion
Optimum Large Cap Value Fund	0.7000% of assets up to $500 million
0.6500% of assets from $500 million to $1 billion
0.6000% of assets from $1 billion to $1.5 billion
0.5750% of assets from $1.5 billion to $2 billion
0.5500% of assets from $2 billion to $2.5 billion
0.5250% of assets from $2.5 billion to $5 billion 0.5000% of assets over $5 billion

Optimum Small-Mid Cap Growth Fund
1.1000% of assets up to $250 million
1.0000% of assets from $250 million to $500 million
0.9000% of assets from $500 million to $750 million
0.8000% of assets from $750 million to $1 billion
0.7500% of assets from $1 billion to $1.5 billion
0.7000% of assets over $1.5 billion

Optimum Small-Mid Cap Value Fund
1.0000% of assets up to $250 million
0.9000% of assets from $250 million to $500 million
0.8000% of assets from $500 million to $750 million
0.7500% of assets from $750 million to $1 billion
0.7000% of assets from $1 billion to $1.5 billion
0.6500% of assets over $1.5 billion

Optimum International Fund
0.7500% of assets up to $500 million
0.7150% of assets from $500 million to $1 billion
0.7000% of assets from $1 billion to $1.5 billion
0.6750% of assets from $1.5 billion to $2 billion
0.6500% of assets from $2 billion to $2.5 billion
0.6000% of assets over $2.5 billion

Optimum Fixed Income Fund	0.6000% of assets up to $500 million
0.5500% of assets from $500 million to $1 billion
0.5000% of assets from $1 billion to $1.5 billion
0.4500% of assets from $1.5 billion to $2 billion
0.4250% of assets from $2 billion to 2.5 billion
0.4000% of assets from $2.5 billion to $5 billion
0.3750% of assets over $5 billion

The Manager has also entered into a Consulting Services Agreement with LPL to provide research to assist the Manager in evaluating and monitoring the Funds' performance and the Funds' Sub-advisors and in making recommendations to the Trustees about hiring and changing Sub-advisors. As compensation for services rendered to the Manager under the Consulting Services Agreement, LPL is entitled to receive an annual fee equal to the following percentage rates of the average daily net assets of the Trust. The Manager is responsible for paying LPL the following consulting fee out of the Manager's assets:

Consulting Fee Schedule (annual rate as a percentage of average daily net assets of Trust)
0.22% of assets up to $2 billion
0.20% of assets from $2 billion to $5 billion
0.18% of assets from $5 billion to $6 billion
0.16% of assets from $6 billion to $7.5 billion
0.15% of assets from $7.5 billion to $10 billion
0.14% of assets from $10 billion to $12 billion
0.13% of assets from $12 billion to $14 billion
0.12% of assets over $14 billion

Effective April 1, 2017, the following replaces the information in the section of the Funds' statement of additional information entitled "Investment Manager and Other Service Providers – Administrative and Transfer Agency Services":
Administrative and Transfer Agency Services
Delaware Investments Fund Services Company ("DIFSC"), an affiliate of the Manager located at 2005 Market Street, Philadelphia, PA 19103-7094, also provides the Trust with administrative services including: preparation, filing and maintaining governing documents; preparation of materials and reports for the Board; and preparation and filing of registration statements and other regulatory filings. DIFSC makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. For providing these administrative services, the Trust pays DIFSC the following fee as a percentage of the Trust's average daily net assets (plus out-of-pocket expenses): 0.0525% of assets up to $7.5 billion; 0.0475% of assets from $7.5 billion to $10 billion; 0.0425% of assets from $10 billion to $12 billion; 0.0375% of assets from $12 billion to $14 billion; and 0.0325% of assets over $14 billion.
In addition, DIFSC serves as the shareholder servicing, dividend disbursing, and transfer agent for each Fund. DIFSC is an affiliate of the Manager and is a subsidiary of DMHI and, therefore, of Macquarie. For providing these transfer agency services, the Trust pays DIFSC a fee at an annual rate of 0.1800% of the Trust's total average daily net assets, subject to a minimum fee of $2,000 per class per Fund each month, plus out-of-pocket expenses. DIFSC will bill, and the Funds will pay, such compensation monthly.

DIFSC may also contract to compensate selling dealers for providing certain services to Fund shareholders. These payments are made out of DIFSC's compensation. In addition to the asset-based fee that LPL receives for services provided as consultant to the Manager, LPL has entered into an omnibus shareholder services agreement with DIFSC and DIFSC pays LPL compensation at a rate of $16 per year for each Fund shareholder account it provides services for pursuant to the omnibus agreement.
BNY Mellon Investment Servicing (US) Inc. ("BNYMIS") provides sub-transfer agency services to the Funds. In connection with these services, BNYMIS administers the overnight investment of cash pending investment in the Funds or payment of redemptions. The proceeds of this investment program are used to offset the Funds' transfer agency expenses.

Please keep this supplement for future reference.

This Supplement is dated January 30, 2017.